Derivatives (Tables)	6 Months Ended
Jun. 30, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives [Table Text Block]
Information pertaining to outstanding interest rate caps is as follows:

Aggregate Notional Amount (in millions)	Start Date	End Date	Offsets Variable Rate Debt Attributable to Fluctuations Above:
$100	November 9, 2017	December 31, 2020	Three Month LIBOR of 3.5%
$100	November 9, 2017	December 31, 2020	Three Month LIBOR of 3.5%
$100	November 21, 2017	December 31, 2020	Three Month LIBOR of 3.5%